History and activity of the Company - Summary of Subsidiaries Over Which Control is Exercised, Directly and Indirectly (Parenthetical) (Details) - Mexican Subsidiaries	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
BBB Foods Limited Partnership
History and activity of the company [line items]
Proportion of ownership interest in subsidiary	99.99%	99.99%
Lothian Shelf Limited
History and activity of the company [line items]
Proportion of ownership interest in subsidiary	0.01%	0.01%